Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Inventories
Raw materials	$ 3,221	¥ 21,018	¥ 19,108
Work-in-progress	189	1,233	1,152
Finished goods	1,561	10,187	10,041
Consumables and spare parts	134	874	892
Allowance for obsolescence	(1,207)	(7,876)	(7,609)
Total inventories	$ 3,898	¥ 25,436	¥ 23,584